Securities - Schedule of Realized Gain (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Gross realized gains from sales of AFS securities		$ 1,775	$ 1,166	$ 288
Gross realized losses from sales of AFS securities		(4,932)	0	0
Net (losses) gains from sales of AFS securities	$ (333,200)	$ (3,157)	$ 1,166	$ 288